Note 15 - Income Taxes - Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,031	$ 1,303
Non-capital losses	1,761	872
Capital losses	551
Other	4	35
	3,347	2,210
Exploration and evaluation assets	(27)
Investment in associate	(3,493)	(3,429)
Unrealized capital gain on foreign exchange	(1,940)
Other		(98)
	(5,460)	(3,527)
Net deferred income tax liability	$ (2,113)	$ (1,317)	$ (589)